REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE
REVENUE
13.	REVENUE

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of product
- IoT @ Home portfolio	3,671,717	3,400,966	1,619,941
- Home water solutions	883,325	742,912	681,054
- Consumables	382,896	367,021	358,442
- Small appliances and other products	792,965	708,260	494,943
Total of sales of products	5,730,903	5,219,159	3,154,380
Rendering of services	94,721	84,676	78,351
Total	5,825,624	5,303,835	3,232,731